NOTE 10 - FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$ 210,465	$ (422,908)
Initial fair value	1,049,216	0
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,358,240	1,937,234	$ 1,621,199
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	231,048
Initial fair value	652,054
Transfers out	0	0
Mark to market	(231,048)	316,035
Warrant [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value	0
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	685,922	288,934	$ 285,157
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	(20,583)
Initial fair value	0
Transfers out	(20,757)	(103,096)
Mark to market	20,583	$ 106,873
Embedded Derivative Financial Instruments [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value	$ 397,162